                     SUPPLEMENT DATED JULY 14, 1998 TO THE

       PROSPECTUS DATED SEPTEMBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       JANUARY 2, 1998 AND MARCH 9, 1998
                     VKAC GLOBAL GOVERNMENT SECURITIES FUND

       PROSPECTUS DATED SEPTEMBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                 MARCH 9, 1998
                               VKAC RESERVE FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       JANUARY 2, 1998 AND MARCH 9, 1998
                       VKAC SHORT-TERM GLOBAL INCOME FUND
                           VKAC STRATEGIC INCOME FUND
                               VKAC UTILITY FUND
                              VKAC PROSPECTOR FUND
                   MORGAN STANLEY EMERGING MARKETS DEBT FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                         MORGAN STANLEY HIGH YIELD FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND
                     MORGAN STANLEY GROWTH AND INCOME FUND
                      MORGAN STANLEY EUROPEAN EQUITY FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
               JANUARY 2, 1998, MARCH 9, 1998 AND MARCH 13, 1998
                              VKAC HIGH YIELD FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
               JANUARY 2, 1998, MARCH 9, 1998 AND MARCH 25, 1998
                          VKAC AGGRESSIVE GROWTH FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
               JANUARY 2, 1998, MARCH 9, 1998 AND APRIL 21, 1998
                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND
                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998, MARCH 9, 1998, APRIL 23, 1998 AND MAY 12, 1998
                       VKAC GREAT AMERICAN COMPANIES FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                JANUARY 2, 1998, MARCH 9, 1998 AND MAY 12, 1998
                                VKAC GROWTH FUND
                                 VKAC PACE FUND

        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                 MARCH 9, 1998
                            VKAC TAX FREE MONEY FUND

       PROSPECTUS DATED DECEMBER 29, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       JANUARY 2, 1998 AND MARCH 9, 1998
                            VKAC CORPORATE BOND FUND
                           VKAC EMERGING GROWTH FUND
                      VKAC HIGH INCOME CORPORATE BOND FUND

        PROSPECTUS DATED JANUARY 28, 1998, AS PREVIOUSLY SUPPLEMENTED ON
                                 MARCH 9, 1998
                     VKAC U.S. GOVERNMENT TRUST FOR INCOME

                       PROSPECTUS DATED FEBRUARY 17, 1998
                         VKAC SMALL CAPITALIZATION FUND

                        PROSPECTUS DATED MARCH 30, 1998
                          VKAC GROWTH AND INCOME FUND
                         VKAC HIGH YIELD MUNICIPAL FUND

                        PROSPECTUS DATED APRIL 27, 1998
                          VKAC FOREIGN SECURITIES FUND

                        PROSPECTUS DATED APRIL 30, 1998
                           VKAC U.S. GOVERNMENT FUND
                       VKAC INSURED TAX FREE INCOME FUND
                     VKAC CALIFORNIA INSURED TAX FREE FUND
                         VKAC TAX FREE HIGH INCOME FUND
                           VKAC MUNICIPAL INCOME FUND
                  VKAC INTERMEDIATE TERM MUNICIPAL INCOME FUND
                   VKAC FLORIDA INSURED TAX FREE INCOME FUND
                       VKAC NEW YORK TAX FREE INCOME FUND
                     VKAC PENNSYLVANIA TAX FREE INCOME FUND
                               VKAC COMSTOCK FUND
                            VKAC EQUITY INCOME FUND
                        VKAC GLOBAL MANAGED ASSETS FUND
                        VKAC GOVERNMENT SECURITIES FUND
                                VKAC HARBOR FUND
                           VKAC LIFE INVESTMENT TRUST

                     VKAC LIMITED MATURITY GOVERNMENT FUND
                        VKAC REAL ESTATE SECURITIES FUND

         PROSPECTUS DATED APRIL 30, 1998, AS PREVIOUSLY SUPPLEMENTED ON
                                  MAY 12, 1998
                              VKAC ENTERPRISE FUND
                           VKAC LIFE INVESTMENT TRUST

    The Board of Trustees or the Board of Directors, as the case may be (the "Board"), of each of the funds listed above (the "Funds") recently approved changing the name of each Fund. The Funds' name changes coincide with recent name changes affecting the Funds' investment advisers, distributor and shareholder service/transfer agent as well as the name of the parent corporation for such entities. As shown below, each of these Van Kampen-related service providers is truncating or changing its name to coordinate and simplify the mutual fund operations under the Van Kampen brand name. Likewise, the Board approved similarly changing the names of the existing Van Kampen American Capital retail open-end funds and the existing Morgan Stanley retail open-end funds which are serviced by these Van Kampen-related service providers also to emphasize the Van Kampen brand name and better coordinate the Van Kampen family of funds. For Funds organized as business trusts (or series of business trusts) or corporations (or series of corporations), the Board authorized name changes to the respective business trust names or corporation names in addition to changing the Funds' names.

    Effective July 14, 1998, all references in the attached prospectus to the names of Van Kampen-related service providers (and their parent) and the Fund name and, where applicable, the business trust or corporate name of which the Fund is a series, will refer to the new names shown in the schedule below.

       CURRENT SERVICE PROVIDER NAME                  NEW SERVICE PROVIDER NAME
       -----------------------------                  -------------------------
Van Kampen American Capital, Inc.            Van Kampen Investments Inc.
Van Kampen American Capital Asset            Van Kampen Asset Management Inc.
 Management, Inc.
Van Kampen American Capital Investment       Van Kampen Investment Advisory Corp.
 Advisory Corp.
Van Kampen American Capital Distributors,    Van Kampen Funds Inc.
 Inc.
ACCESS Investor Services, Inc.               Van Kampen Investor Services Inc.
               CURRENT NAME                                   NEW NAME
-------------------------------------------  -------------------------------------------
Van Kampen American Capital U.S. Government  Van Kampen U.S. Government Trust
 Trust
 Van Kampen American Capital U.S.             Van Kampen U.S. Government Fund
   Government Fund

               CURRENT NAME                                   NEW NAME
               ------------                                   --------
Van Kampen American Capital Tax Free Trust   Van Kampen Tax Free Trust
 Van Kampen American Capital Insured Tax      Van Kampen Insured Tax Free Income Fund
   Free Income Fund
 Van Kampen American Capital Tax Free High    Van Kampen Tax Free High Income Fund
   Income Fund
 Van Kampen American Capital California       Van Kampen California Insured Tax Free
   Insured Tax Free Fund                        Fund
 Van Kampen American Capital Municipal        Van Kampen Municipal Income Fund
   Income Fund
 Van Kampen American Capital Intermediate     Van Kampen Intermediate Term Municipal
   Term Municipal Income Fund                   Income Fund
 Van Kampen American Capital Florida          Van Kampen Florida Insured Tax Free Income
   Insured Tax Free Income Fund                 Fund
 Van Kampen American Capital New York Tax     Van Kampen New York Tax Free Income Fund
   Free Income Fund
Van Kampen American Capital Trust            Van Kampen Trust
 Van Kampen American Capital High Yield       Van Kampen High Yield Fund
   Fund
 Van Kampen American Capital Short-Term       Van Kampen Short-Term Global Income Fund
   Global Income Fund
 Van Kampen American Capital Strategic        Van Kampen Strategic Income Fund
   Income Fund
Van Kampen American Capital Equity Trust     Van Kampen Equity Trust
 Van Kampen American Capital Utility Fund     Van Kampen Utility Fund
 Van Kampen American Capital Great American   Van Kampen Great American Companies Fund
   Companies Fund
 Van Kampen American Capital Growth Fund      Van Kampen Growth Fund
 Van Kampen American Capital Prospector       Van Kampen Prospector Fund
   Fund
 Van Kampen American Capital Aggressive       Van Kampen Aggressive Growth Fund
   Growth Fund
Van Kampen American Capital Pennsylvania     Van Kampen Pennsylvania Tax Free Income
 Tax Free Income Fund                        Fund
Van Kampen American Capital Tax Free Money   Van Kampen Tax Free Money Fund
 Fund
Van Kampen American Capital Foreign          Van Kampen Foreign Securities Fund
 Securities Fund
Van Kampen American Capital Comstock Fund    Van Kampen Comstock Fund
Van Kampen American Capital Corporate Bond   Van Kampen Corporate Bond Fund
 Fund
Van Kampen American Capital Emerging Growth  Van Kampen Emerging Growth Fund
 Fund
Van Kampen American Capital Enterprise Fund  Van Kampen Enterprise Fund
Van Kampen American Capital Equity Income    Van Kampen Equity Income Fund
 Fund
Van Kampen American Capital Global Managed   Van Kampen Global Managed Assets Fund
 Assets Fund
Van Kampen American Capital Government       Van Kampen Government Securities Fund
 Securities Fund
Van Kampen American Capital Growth and       Van Kampen Growth and Income Fund
 Income Fund
Van Kampen American Capital Harbor Fund      Van Kampen Harbor Fund

               CURRENT NAME                                   NEW NAME
               ------------                                   --------
Van Kampen American Capital High Income      Van Kampen High Income Corporate Bond Fund
 Corporate Bond Fund
Van Kampen American Capital Life Investment  Van Kampen Life Investment Trust
 Trust
Van Kampen American Capital Limited          Van Kampen Limited Maturity Government Fund
 Maturity Government Fund
Van Kampen American Capital Pace Fund        Van Kampen Pace Fund
Van Kampen American Capital Real Estate      Van Kampen Real Estate Securities Fund
 Securities Fund
Van Kampen American Capital Reserve Fund     Van Kampen Reserve Fund
Van Kampen American Capital Small            Van Kampen Small Capitalization Fund
 Capitalization Fund
Van Kampen American Capital Tax-Exempt       Van Kampen Tax-Exempt Trust
 Trust
 Van Kampen American Capital High Yield       Van Kampen High Yield Municipal Fund
   Municipal Fund
Van Kampen American Capital U.S. Government  Van Kampen U.S. Government Trust for Income
 Trust for Income
Van Kampen American Capital World Portfolio  Van Kampen World Portfolio Series Trust
 Series Trust
 Van Kampen American Capital Global           Van Kampen Global Government Securities
   Government Securities Fund                   Fund
Morgan Stanley Fund, Inc.                    Van Kampen Series Fund, Inc.
 Morgan Stanley Aggressive Equity Fund        Van Kampen Aggressive Equity Fund
 Morgan Stanley American Value Fund           Van Kampen American Value Fund
 Morgan Stanley Asian Growth Fund             Van Kampen Asian Growth Fund
 Morgan Stanley Emerging Markets Fund         Van Kampen Emerging Markets Fund
 Morgan Stanley Emerging Markets Debt Fund    Van Kampen Emerging Markets Debt Fund
 Morgan Stanley European Equity Fund          Van Kampen European Equity Fund
 Morgan Stanley Global Equity Fund            Van Kampen Global Equity Fund
 Morgan Stanley Global Equity Allocation      Van Kampen Global Equity Allocation Fund
   Fund
 Morgan Stanley Global Fixed Income Fund      Van Kampen Global Fixed Income Fund
 Morgan Stanley Growth and Income Fund        Van Kampen Growth and Income Fund II
 Morgan Stanley High Yield Fund               Van Kampen High Yield & Total Return Fund
 Morgan Stanley International Magnum Fund     Van Kampen International Magnum Fund
 Morgan Stanley Japanese Equity Fund          Van Kampen Japanese Equity Fund
 Morgan Stanley Latin American Fund           Van Kampen Latin American Fund
 Morgan Stanley Mid Cap Growth Fund           Van Kampen Mid Cap Growth Fund
 Morgan Stanley U.S. Real Estate Fund         Van Kampen U.S. Real Estate Fund
 Morgan Stanley Value Fund                    Van Kampen Value Fund
 Morgan Stanley Worldwide High Income Fund    Van Kampen Worldwide High Income Fund